Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000001792 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000001792 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000001792 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000001792 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000001792 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000001792 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001792 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000001792 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001792 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000001792 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000001792 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000001792 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000001792 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000001792 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000001792 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000001792 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000001792 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000001792 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000001792 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000001792 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000001792 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001794 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000001794 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000001794 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000001794 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000001794 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000001794 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001794 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000001794 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001794 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000001794 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000001794 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000001794 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000001794 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000001794 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000001794 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000001794 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000001794 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000001794 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000001794 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000001794 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000001794 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001795 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000001795 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000001795 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000001795 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000001795 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000001795 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000001795 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000001795 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001795 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000001795 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000001795 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000001795 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000001795 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000001795 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000001795 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000001795 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000001795 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000001795 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000001795 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000001795 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000001795 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000177896 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000177896 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000177896 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000177896 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000177896 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000177896 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000177896 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000177896 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000177896 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000177896 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000177896 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000177896 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000177896 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000177896 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000177896 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000177896 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000177896 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000177896 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000177896 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000177896 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177896 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000113486 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000113486 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000113486 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000113486 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000113486 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000113486 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000113486 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000113486 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000113486 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000113486 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000113486 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000113486 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000113486 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000113486 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000113486 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000113486 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000113486 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000113486 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000113486 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000113486 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000113486 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000078716 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000078716 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000078716 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000078716 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000078716 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000078716 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000078716 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000078716 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078716 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000078716 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000078716 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000078716 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000078716 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000078716 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000078716 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000078716 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000078716 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000078716 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000078716 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000078716 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000078716 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000078717 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000078717 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000078717 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000078717 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000078717 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000078717 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000078717 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000078717 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078717 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000078717 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000078717 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000078717 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000078717 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000078717 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000078717 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000078717 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000078717 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000078717 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000078717 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000078717 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000078717 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000106439 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000106439 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000106439 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000106439 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000106439 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000106439 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000106439 [Member] | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000106439 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000106439 [Member] | Crown Castle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000106439 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000106439 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000106439 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000106439 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000106439 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000106439 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000106439 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000106439 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000106439 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000106439 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000106439 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106439 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000134711 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000134711 [Member] | The Williams Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000134711 [Member] | Aena SME SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000134711 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134711 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134711 [Member] | Vinci SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134711 [Member] | Engie SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134711 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134711 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000134711 [Member] | American Electric Power Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000134711 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134711 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134711 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000134711 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000134711 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000134711 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134711 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C000134711 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000134711 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000134711 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000134711 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000134711 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000134711 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000134711 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000134711 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134711 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134711 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000134711 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000141694 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000141694 [Member] | The Williams Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141694 [Member] | Aena SME SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141694 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000141694 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000141694 [Member] | Vinci SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000141694 [Member] | Engie SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141694 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141694 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000141694 [Member] | American Electric Power Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000141694 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000141694 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000141694 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000141694 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000141694 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000141694 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000141694 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C000141694 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000141694 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000141694 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000141694 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000141694 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000141694 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000141694 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000141694 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000141694 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000141694 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000141694 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134712 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000134712 [Member] | The Williams Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000134712 [Member] | Aena SME SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000134712 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134712 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134712 [Member] | Vinci SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134712 [Member] | Engie SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134712 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134712 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000134712 [Member] | American Electric Power Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000134712 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134712 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134712 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000134712 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000134712 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000134712 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134712 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C000134712 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000134712 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000134712 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000134712 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000134712 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000134712 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000134712 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000134712 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134712 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134712 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000134712 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134713 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000134713 [Member] | The Williams Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000134713 [Member] | Aena SME SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000134713 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134713 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134713 [Member] | Vinci SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134713 [Member] | Engie SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134713 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134713 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000134713 [Member] | American Electric Power Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000134713 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134713 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134713 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000134713 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000134713 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000134713 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134713 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C000134713 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000134713 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000134713 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000134713 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000134713 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000134713 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000134713 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000134713 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134713 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134713 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000134713 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134714 [Member] | Sempra [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000134714 [Member] | The Williams Companies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000134714 [Member] | Aena SME SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000134714 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134714 [Member] | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134714 [Member] | Vinci SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134714 [Member] | Engie SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134714 [Member] | Atmos Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000134714 [Member] | Edison International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000134714 [Member] | American Electric Power Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000134714 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000134714 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134714 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000134714 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000134714 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000134714 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134714 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C000134714 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000134714 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000134714 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000134714 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000134714 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000134714 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000134714 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000134714 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000134714 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000134714 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000134714 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000134721 [Member] | Summit Materials Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000134721 [Member] | Arcosa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000134721 [Member] | Madison Square Garden Sports Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000134721 [Member] | Lithia Motors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000134721 [Member] | SouthState Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134721 [Member] | CommVault Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134721 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134721 [Member] | Cullen Frost Bankers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134721 [Member] | Atlantic Union Bankshares Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134721 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134721 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000134721 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000134721 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000134721 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134721 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000134721 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134721 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000134721 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000134721 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000134721 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000134721 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000134721 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134719 [Member] | Summit Materials Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000134719 [Member] | Arcosa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000134719 [Member] | Madison Square Garden Sports Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000134719 [Member] | Lithia Motors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000134719 [Member] | SouthState Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134719 [Member] | CommVault Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134719 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134719 [Member] | Cullen Frost Bankers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134719 [Member] | Atlantic Union Bankshares Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134719 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134719 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000134719 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000134719 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000134719 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134719 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000134719 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134719 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000134719 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000134719 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000134719 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000134719 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000134719 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134720 [Member] | Summit Materials Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000134720 [Member] | Arcosa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000134720 [Member] | Madison Square Garden Sports Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000134720 [Member] | Lithia Motors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000134720 [Member] | SouthState Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000134720 [Member] | CommVault Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134720 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134720 [Member] | Cullen Frost Bankers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134720 [Member] | Atlantic Union Bankshares Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134720 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134720 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000134720 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000134720 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000134720 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000134720 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000134720 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000134720 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000134720 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000134720 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000134720 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000134720 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000134720 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000193016 [Member] | Summit Materials Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000193016 [Member] | Arcosa Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193016 [Member] | Madison Square Garden Sports Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193016 [Member] | Lithia Motors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193016 [Member] | SouthState Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193016 [Member] | CommVault Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193016 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193016 [Member] | Cullen Frost Bankers Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193016 [Member] | Atlantic Union Bankshares Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193016 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000193016 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000193016 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000193016 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000193016 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000193016 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000193016 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000193016 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000193016 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000193016 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000193016 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000193016 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000193016 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%